SCHEDULE OF ESTIMATED FAIR VALUE OF PURCHASE CONSIDERATION (Details) $ in Thousands	May 06, 2026 USD ($)
Business Combination [Line Items]
Fair value of AIAI Class A common stock issued in exchange for Portfolio Company equity	$ 395,284
Fair value of pre-combination service on outstanding equity awards (Constellation Options)	44,574
Fair Value of AIAI Class A common stock issued as reimbursement of seller transaction costs	226
Contingent consideration liability, payable in AIAI Class A common stock	20,627
Total purchase consideration	460,711
CCC Arlton Industries Ltd [Member]
Business Combination [Line Items]
Fair value of AIAI Class A common stock issued in exchange for Portfolio Company equity	237,992
Fair value of pre-combination service on outstanding equity awards (Constellation Options)
Fair Value of AIAI Class A common stock issued as reimbursement of seller transaction costs
Total purchase consideration	237,992
Constellation Network Inc [Member]
Business Combination [Line Items]
Fair value of AIAI Class A common stock issued in exchange for Portfolio Company equity	71,790
Fair value of pre-combination service on outstanding equity awards (Constellation Options)	44,574
Fair Value of AIAI Class A common stock issued as reimbursement of seller transaction costs
Total purchase consideration	116,364
AI Research Corporation [Member]
Business Combination [Line Items]
Fair value of AIAI Class A common stock issued in exchange for Portfolio Company equity	39,918
Fair value of pre-combination service on outstanding equity awards (Constellation Options)
Fair Value of AIAI Class A common stock issued as reimbursement of seller transaction costs
Total purchase consideration	39,918
TC Medi Guide LP [Member]
Business Combination [Line Items]
Fair value of AIAI Class A common stock issued in exchange for Portfolio Company equity	38,706
Fair value of pre-combination service on outstanding equity awards (Constellation Options)
Fair Value of AIAI Class A common stock issued as reimbursement of seller transaction costs	226
Total purchase consideration	38,932
Vanguard Healthcare Solutions LLC [Member]
Business Combination [Line Items]
Fair value of AIAI Class A common stock issued in exchange for Portfolio Company equity	6,878
Fair value of pre-combination service on outstanding equity awards (Constellation Options)
Contingent consideration liability, payable in AIAI Class A common stock	20,627
Total purchase consideration	$ 27,505